RELATED PARTY TRANSACTIONS - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Feb. 29, 2016 kr / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Shares issued (in shares)	68,700,000	16,372,505
Convertible Debt [Member]
Related Party Transaction [Line Items]
Antidilutive securities excluded from EPS (in shares)		2,264,173	2,268,860	2,007,025
Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $						$ 200,000	$ 200,000
Convertible conversion price (in dollars per share) | $ / shares	$ 87.19	$ 88.15	$ 88.15
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued for consideration (in shares)		5,300,000
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Antidilutive securities excluded from EPS (in shares)		1,426,769
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $		$ 124,400
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued (in shares)	31,600,000
Share price ( in NOK per share) | kr / shares					kr 25.00